LEASES - Operating Lease, Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
LEASES
Remainder of 2026	$ 696
2027	1,457
2028	976
2029	784
2030	686
Thereafter	312
Total undiscounted lease payments	4,911
Less: imputed interest	(453)
Total lease liabilities	$ 4,458